INVENTORIES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021	Jun. 27, 2020
Inventory write down	$ 864,000
Inventory	$ 20,735,000	$ 20,093,000
Medmen Enterprises Inc. [Member]
Inventory write down		1,714,000	$ 0
Inventory		20,093,018	20,676,253
Medmen Enterprises Inc. [Member] | Inventory [Member]
General and administrative expenses		5,191,000	7,140,000
Inventory		$ 2,083,000	$ 1,813,410